Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of composition of income tax expense
Composition of income tax expense

	For the years ended
	December 31,
	2019	2020	2021
Current	—	—	762,067
Deferred	—	—	(91,091)
Less from discontinued operation	—	—	—

Total from continuing operations	—	—	670,976

Summary of reconciliation of effective income tax rate
A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the years ended
	December 31,
	2019	2020	2021
	%	%	%
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Effect of preferential tax rates	(25.0%)	(25.0%)	28.1%
Effect of non-taxable gain (1)	—	—	(381.2%)
Change of valuation allowance	—	—	401.0%

Effective tax rate	—	—	72.9%

(1)	Non-taxable gain was primarily due to gain from the acquisition of Youxi Software.

Summary of significant components of the deferred tax assets
The significant components of the deferred tax assets are summarized below:

	As of December 31,
	2020	2021
Deferred tax assets:
Net operating loss carry-forwards	—	6,581,225
Less: valuation allowance	—	(3,688,042)

Net deferred tax assets	—	2,893,183

Summary of net operating loss carryforwards will expire if unused
As private schools providing compulsory education should not conduct any transaction with any related party under the Implementation Rules, some of the Group’s subsidiaries and Lishui Mengxiang VIE were confronted with the adjustment of business. Thus, the Group considered it more likely than not that those subsidiaries and Lishui Mengxiang VIE could not generate sufficient pre-tax profit in the next 5 consecutive years and the deferred tax assets will not be utilized in the future. As of December 31, 2020 and 2021, the Group provided valuation allowance of nil and RMB3,688,042, respectively.
As of December 31, 2021, the net operating loss carryforwards will expire, if unused, as follows:

Net operating loss carryforwards 2022	—
2023	—
2024	8,859,516
2025	2,348,849
2026	15,116,633

Total	26,324,999